Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

January 31, 2020

HY-QTLY-0320
1.813043.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 58.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Energy - 0.2%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	$5,735	$3,483
Nonconvertible Bonds - 58.1%
Aerospace - 2.2%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	655	677
Bombardier, Inc.:
7.5% 12/1/24 (a)	2,275	2,207
7.5% 3/15/25 (a)	915	878
7.875% 4/15/27 (a)	1,825	1,729
DAE Funding LLC:
4.5% 8/1/22 (a)	1,410	1,435
5% 8/1/24 (a)	1,940	2,035
Moog, Inc. 4.25% 12/15/27 (a)	480	492
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,938
TransDigm, Inc.:
5.5% 11/15/27 (a)	11,110	11,178
6.25% 3/15/26 (a)	1,870	2,017
7.5% 3/15/27	6,780	7,424
Wolverine Escrow LLC:
8.5% 11/15/24 (a)	1,975	2,031
9% 11/15/26 (a)	2,765	2,872
13.125% 11/15/27 (a)	1,580	1,627
		38,540
Air Transportation - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (a)	965	980
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23	138	145
		1,125
Automotive & Auto Parts - 0.2%
Allison Transmission, Inc. 5.875% 6/1/29 (a)	1,265	1,381
IAA Spinco, Inc. 5.5% 6/15/27 (a)	755	801
Lithia Motors, Inc. 4.625% 12/15/27 (a)	685	700
		2,882
Banks & Thrifts - 2.2%
Ally Financial, Inc.:
8% 11/1/31	3,105	4,367
8% 11/1/31	24,612	34,701
Washington Mutual Bank 5.5% 1/15/13 (b)(c)	10,000	0
		39,068
Broadcasting - 0.9%
iHeartCommunications, Inc. 4.75% 1/15/28 (a)	1,185	1,208
Nexstar Escrow, Inc. 5.625% 7/15/27 (a)	3,555	3,746
Scripps Escrow, Inc. 5.875% 7/15/27 (a)	1,580	1,655
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	2,590	2,686
5% 8/1/27 (a)	3,200	3,360
Tegna, Inc. 5% 9/15/29 (a)	3,055	3,093
		15,748
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	355	367
HD Supply, Inc. 5.375% 10/15/26 (a)	2,975	3,154
		3,521
Cable/Satellite TV - 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75% 3/1/30 (a)	11,210	11,525
5% 2/1/28 (a)	740	775
5.125% 2/15/23	2,550	2,576
5.125% 5/1/27 (a)	21,260	22,217
5.75% 1/15/24	775	791
5.875% 5/1/27 (a)	8,635	9,097
CSC Holdings LLC:
5.375% 2/1/28 (a)	7,505	7,955
5.5% 4/15/27 (a)	6,640	7,047
5.75% 1/15/30 (a)	9,500	10,213
6.5% 2/1/29 (a)	3,900	4,333
7.5% 4/1/28 (a)	4,535	5,159
7.75% 7/15/25 (a)	1,260	1,328
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (a)	1,615	1,708
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,705	1,754
Ziggo BV:
4.875% 1/15/30 (a)	1,145	1,179
5.5% 1/15/27 (a)	12,315	13,054
		100,711
Chemicals - 1.7%
CF Industries Holdings, Inc.:
4.95% 6/1/43	8,970	9,598
5.15% 3/15/34	3,745	4,325
5.375% 3/15/44	4,210	4,735
OCI NV:
5.25% 11/1/24 (a)	2,395	2,467
6.625% 4/15/23 (a)	2,575	2,673
Olin Corp. 5% 2/1/30	1,555	1,583
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	1,190	1,235
The Chemours Co. LLC 5.375% 5/15/27	4,500	3,904
		30,520
Consumer Products - 0.3%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	5,435	5,598
Containers - 0.8%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (a)(d)	1,580	1,631
Ball Corp. 4.875% 3/15/26	4,125	4,517
Cascades, Inc.:
5.125% 1/15/26 (a)	790	816
5.375% 1/15/28 (a)	790	817
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,261
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	2,384	2,389
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	1,075	1,133
8.5% 8/15/27 (a)	1,785	1,964
		14,528
Diversified Financial Services - 4.0%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,280	4,446
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (a)	1,575	1,680
FLY Leasing Ltd. 5.25% 10/15/24	1,495	1,553
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27 (a)	4,410	4,421
6.25% 5/15/26	6,840	7,180
6.375% 12/15/25	5,050	5,271
6.75% 2/1/24	1,810	1,878
MSCI, Inc.:
4% 11/15/29 (a)	900	919
5.75% 8/15/25 (a)	1,345	1,403
Navient Corp.:
5.875% 10/25/24	4,300	4,536
6.125% 3/25/24	3,665	3,904
7.25% 9/25/23	1,300	1,437
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	3,180	3,372
5.25% 8/15/22 (a)	2,235	2,391
5.5% 2/15/24 (a)	14,300	15,796
Springleaf Finance Corp.:
5.375% 11/15/29	1,325	1,378
6.625% 1/15/28	1,185	1,333
6.875% 3/15/25	2,045	2,306
7.125% 3/15/26	4,710	5,404
		70,608
Diversified Media - 0.1%
E.W. Scripps Co. 5.125% 5/15/25 (a)	820	841
Outfront Media Capital LLC / Corp. 4.625% 3/15/30 (a)	1,580	1,627
		2,468
Electric Utilities No Longer Use - 0.4%
Clearway Energy Operating LLC 4.75% 3/15/28 (a)	970	998
Pacific Gas & Electric Co. 5.8% 3/1/37 (b)	5,745	6,607
		7,605
Energy - 9.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (a)	2,355	1,837
5.75% 1/15/28 (a)	1,310	1,019
Antero Resources Finance Corp. 5.375% 11/1/21	2,165	2,068
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,021
Centennial Resource Production LLC 6.875% 4/1/27 (a)	1,600	1,583
Cheniere Energy Partners LP 5.625% 10/1/26	2,120	2,221
Chesapeake Energy Corp.:
4.875% 4/15/22	2,950	2,095
5.75% 3/15/23	1,890	1,134
7% 10/1/24	840	445
8% 1/15/25	480	251
8% 6/15/27	300	156
11.5% 1/1/25 (a)	3,531	2,841
Citgo Holding, Inc. 9.25% 8/1/24 (a)	1,880	2,012
Comstock Escrow Corp. 9.75% 8/15/26	4,981	4,060
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(d)(e)	4,580	4,546
6.5% 5/15/26 (a)	9,920	9,796
6.875% 6/15/25 (a)	3,565	3,534
Covey Park Energy LLC 7.5% 5/15/25 (a)	5,550	4,371
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	310	313
CVR Energy, Inc.:
5.25% 2/15/25 (a)	2,375	2,347
5.75% 2/15/28 (a)	3,170	3,103
DCP Midstream LLC 5.85% 5/21/43 (a)(d)	5,180	4,856
DCP Midstream Operating LP 5.375% 7/15/25	2,975	3,247
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	11,764	9,441
9.25% 3/31/22 (a)	995	870
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43	75	37
5.7% 10/15/39	390	209
Duke Energy Field Services 8.125% 8/16/30	130	161
EG Global Finance PLC 8.5% 10/30/25 (a)	2,295	2,433
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	800	821
5.75% 1/30/28 (a)	805	837
EnLink Midstream LLC 5.375% 6/1/29	650	588
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(b)	13,375	8,961
EQT Corp. 3.9% 10/1/27	3,890	3,083
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,390	2,502
Hess Midstream Partners LP 5.125% 6/15/28 (a)	1,570	1,625
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,572	1,431
5.75% 10/1/25 (a)	5,090	4,602
6.25% 11/1/28 (a)	310	276
Holly Energy Partners LP/Holly Finance Corp. 5% 2/1/28 (a)(f)	1,060	1,077
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	2,120	1,940
Jonah Energy LLC 7.25% 10/15/25 (a)	4,335	1,192
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	2,300	1,932
Laredo Petroleum, Inc.:
9.5% 1/15/25	1,585	1,442
10.125% 1/15/28	1,190	1,062
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,855	1,915
MEG Energy Corp. 7.125% 2/1/27 (a)	1,580	1,565
MPLX LP 6.375% 5/1/24 (a)	1,310	1,364
Nabors Industries Ltd.:
7.25% 1/15/26 (a)	1,580	1,578
7.5% 1/15/28 (a)	1,360	1,346
Nabors Industries, Inc. 5.75% 2/1/25	4,590	3,764
Oasis Petroleum, Inc. 6.875% 3/15/22	857	823
Pacific Drilling SA 12% 4/1/24 pay-in-kind (a)(d)	213	72
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (a)	3,845	3,932
7% 11/15/23	1,795	1,850
7.25% 6/15/25	2,125	2,257
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,410
Range Resources Corp. 4.875% 5/15/25	5,165	4,016
Sanchez Energy Corp.:
6.125% 1/15/23 (b)	3,760	186
7.25% 2/15/23 (a)(b)	6,264	3,884
SESI LLC 7.75% 9/15/24	1,160	722
SM Energy Co.:
5% 1/15/24	1,730	1,579
5.625% 6/1/25	2,565	2,321
6.625% 1/15/27	850	769
6.75% 9/15/26	845	767
Southwestern Energy Co.:
7.5% 4/1/26	6,670	5,567
7.75% 10/1/27	1,285	1,067
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,080	2,135
5.5% 2/15/26	1,770	1,821
6% 4/15/27	4,240	4,473
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,916	4,910
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	965	992
4.75% 1/15/30 (a)	1,600	1,686
5% 1/31/28 (a)	1,175	1,269
Transocean Poseidon Ltd. 6.875% 2/1/27 (a)	2,690	2,811
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,983	287
W&T Offshore, Inc. 9.75% 11/1/23 (a)	1,500	1,420
		171,936
Entertainment/Film - 0.3%
Livent, Inc. 9.375% 10/15/04 (b)(c)	11,100	0
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(d)	12,385	5,821
		5,821
Environmental - 0.8%
Covanta Holding Corp.:
5.875% 3/1/24	4,680	4,762
6% 1/1/27	3,440	3,578
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	4,733	4,816
		13,156
Food & Drug Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 2/15/23 (a)(f)	1,980	2,015
4.625% 1/15/27 (a)(f)	2,295	2,327
4.875% 2/15/30 (a)(f)	2,270	2,332
Performance Food Group, Inc. 5.5% 10/15/27 (a)	1,930	2,031
Tops Markets LLC 13% 11/19/24 pay-in-kind (d)	898	880
		9,585
Food/Beverage/Tobacco - 2.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,290	1,295
Darling International, Inc. 5.25% 4/15/27 (a)	2,155	2,274
ESAL GmbH 6.25% 2/5/23 (a)	633	639
JBS Investments II GmbH:
5.75% 1/15/28 (a)	1,665	1,758
7% 1/15/26 (a)	1,795	1,954
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	3,895	4,033
5.875% 7/15/24 (a)	3,345	3,429
6.75% 2/15/28 (a)	4,025	4,458
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	3,140	3,391
6.5% 4/15/29 (a)	4,655	5,214
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (a)	1,485	1,576
Pilgrim's Pride Corp.:
5.75% 3/15/25 (a)	625	642
5.875% 9/30/27 (a)	1,110	1,177
Post Holdings, Inc.:
5.625% 1/15/28 (a)	2,640	2,792
5.75% 3/1/27 (a)	4,735	4,995
		39,627
Gaming - 0.6%
MCE Finance Ltd. 5.375% 12/4/29 (a)	1,140	1,138
Scientific Games Corp.:
7% 5/15/28 (a)	1,185	1,249
7.25% 11/15/29 (a)	1,185	1,271
Transocean, Inc. 7.25% 11/1/25 (a)	4,035	3,803
Wynn Macau Ltd. 5.125% 12/15/29 (a)	2,345	2,327
		9,788
Healthcare - 7.4%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	3,835	3,952
Catalent Pharma Solutions 5% 7/15/27 (a)	595	626
Centene Corp.:
4.25% 12/15/27 (a)	1,625	1,698
4.625% 12/15/29 (a)	5,675	6,108
4.75% 1/15/25 (a)	1,295	1,338
5.25% 4/1/25 (a)	1,570	1,627
5.375% 6/1/26 (a)	4,620	4,915
5.375% 8/15/26 (a)	1,185	1,258
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	485	492
5.5% 4/1/26 (a)	1,280	1,362
Community Health Systems, Inc.:
6.625% 2/15/25 (a)(f)	1,835	1,854
8% 3/15/26 (a)	12,010	12,517
8.125% 6/30/24 (a)	9,950	8,940
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,020	3,133
DaVita HealthCare Partners, Inc.:
5% 5/1/25	6,565	6,729
5.125% 7/15/24	3,635	3,717
Encompass Health Corp.:
5.75% 11/1/24	915	926
5.75% 9/15/25	400	416
HCA Holdings, Inc.:
5.375% 2/1/25	4,375	4,890
5.375% 9/1/26	1,960	2,205
5.625% 9/1/28	3,425	3,969
5.875% 2/15/26	2,290	2,628
5.875% 2/1/29	1,030	1,216
7.5% 2/15/22	5,095	5,593
Hologic, Inc.:
4.375% 10/15/25 (a)	1,860	1,894
4.625% 2/1/28 (a)	645	679
IMS Health, Inc. 5% 10/15/26 (a)	1,125	1,177
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,875	7,227
5.25% 8/1/26	1,890	1,982
NVA Holdings, Inc. 6.875% 4/1/26 (a)	975	1,052
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (a)	2,260	2,300
Radiology Partners, Inc. 9.25% 2/1/28 (a)	2,905	3,036
Service Corp. International 5.125% 6/1/29	920	980
Tenet Healthcare Corp.:
4.625% 7/15/24	5,035	5,161
5.125% 5/1/25	6,430	6,543
6.25% 2/1/27 (a)	4,660	4,928
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (a)	1,960	1,985
5.25% 1/30/30 (a)	1,960	1,997
5.5% 3/1/23 (a)	937	939
5.75% 8/15/27 (a)	490	524
7% 3/15/24 (a)	3,215	3,333
8.5% 1/31/27 (a)	485	549
Vizient, Inc. 6.25% 5/15/27 (a)	450	485
		128,880
Homebuilders/Real Estate - 0.6%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	805	847
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,290	1,308
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (a)	2,100	2,300
5.875% 6/15/27 (a)	1,490	1,658
VICI Properties, Inc.:
4.25% 12/1/26 (a)	3,015	3,094
4.625% 12/1/29 (a)	1,720	1,797
		11,004
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30	3,080	3,257
5.125% 5/1/26	4,570	4,786
		8,043
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	5,150	5,047
8.125% 2/15/24 (a)	1,955	2,089
HUB International Ltd. 7% 5/1/26 (a)	1,750	1,802
		8,938
Leisure - 0.3%
Studio City Co. Ltd. 7.25% 11/30/21 (a)	3,645	3,712
Voc Escrow Ltd. 5% 2/15/28 (a)	1,625	1,682
		5,394
Metals/Mining - 1.0%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(c)	1,770	0
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	3,450	3,695
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,020	1,987
6.875% 3/1/26 (a)	2,020	2,000
7.25% 4/1/23 (a)	485	484
7.5% 4/1/25 (a)	3,910	3,875
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,330	1,367
5.125% 3/15/23 (a)	1,920	2,011
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	1,575	1,607
		17,026
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.375% 1/15/28 (a)	1,805	1,809
5% 10/15/25 (a)	3,545	3,654
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	3,340	3,433
8.75% 10/1/25 (a)	1,630	1,713
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	1,530	1,612
Yum! Brands, Inc. 4.75% 1/15/30 (a)	400	427
		12,648
Services - 0.6%
ASGN, Inc. 4.625% 5/15/28 (a)	1,350	1,386
CDK Global, Inc.:
5.25% 5/15/29 (a)	870	931
5.875% 6/15/26	670	712
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,360	1,419
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,380	1,428
The GEO Group, Inc.:
5.125% 4/1/23	1,365	1,287
5.875% 10/15/24	882	818
6% 4/15/26	1,360	1,210
United Rentals North America, Inc. 3.875% 11/15/27	795	803
		9,994
Steel - 0.3%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	1,495	1,570
Cleveland-Cliffs, Inc. 5.75% 3/1/25	1,312	1,273
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)	1,550	1,572
		4,415
Technology - 3.3%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	10,620	10,978
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	3,355	3,442
Camelot Finance SA 4.5% 11/1/26 (a)	1,515	1,542
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,070	2,145
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,375	5,523
Entegris, Inc. 4.625% 2/10/26 (a)	2,080	2,148
Fair Isaac Corp. 4% 6/15/28 (a)	1,530	1,557
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	1,495	1,568
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,320	1,393
Match Group, Inc.:
5% 12/15/27 (a)	1,485	1,559
5.625% 2/15/29 (a)	1,565	1,688
Parametric Technology Corp.:
3.625% 2/15/25 (a)(f)	925	932
4% 2/15/28 (a)(f)	915	924
Presidio Holdings, Inc.:
4.875% 2/1/27 (a)	470	470
8.25% 2/1/28 (a)	470	483
Qorvo, Inc. 5.5% 7/15/26	2,125	2,247
TTM Technologies, Inc. 5.625% 10/1/25 (a)	640	666
Uber Technologies, Inc.:
7.5% 9/15/27 (a)	4,620	4,873
8% 11/1/26 (a)	6,060	6,441
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	980	973
10.5% 2/1/24 (a)	6,800	6,248
		57,800
Telecommunications - 4.5%
Altice Financing SA 5% 1/15/28 (a)	1,580	1,551
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	7,020	7,538
7.5% 10/15/26 (a)	1,620	1,748
Equinix, Inc. 5.375% 5/15/27	1,575	1,707
Frontier Communications Corp.:
8% 4/1/27 (a)	2,720	2,839
8.5% 4/1/26 (a)	6,160	6,314
GTT Communications, Inc. 7.875% 12/31/24 (a)	150	117
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)	4,060	4,155
8.5% 10/15/24 (a)	3,665	3,079
9.75% 7/15/25 (a)	1,270	1,083
Neptune Finco Corp. 10.875% 10/15/25 (a)	5,445	6,031
Sable International Finance Ltd. 5.75% 9/7/27 (a)	4,030	4,257
SBA Communications Corp. 3.875% 2/15/27 (a)(f)	2,375	2,408
SFR Group SA:
5.5% 1/15/28 (a)	3,370	3,442
6% 2/15/28 (a)(f)	1,760	1,744
7.375% 5/1/26 (a)	3,270	3,483
8.125% 2/1/27 (a)	7,435	8,309
Sprint Capital Corp.:
6.875% 11/15/28	5,335	5,428
8.75% 3/15/32	3,510	3,887
Sprint Corp. 7.625% 3/1/26	490	511
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,400	4,493
6% 4/1/23	3,795	3,876
		78,000
Transportation Ex Air/Rail - 0.7%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	7	7
4.375% 5/1/26 (a)	5	5
5.125% 10/1/23 (a)	4,115	4,477
5.25% 5/15/24 (a)	3,215	3,538
5.5% 1/15/23 (a)	3,665	3,976
		12,003
Utilities - 4.4%
Clearway Energy Operating LLC 5.75% 10/15/25	2,135	2,244
DCP Midstream Operating LP 5.125% 5/15/29	2,785	2,938
InterGen NV 7% 6/30/23 (a)	17,477	17,215
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,265	1,317
4.5% 9/15/27 (a)	880	918
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,615	1,740
5.75% 1/15/28	9,470	10,193
Pacific Gas & Electric Co.:
3.5% 10/1/20 (b)	800	848
3.75% 8/15/42 (b)	640	637
3.95% 12/1/47 (b)	3,240	3,248
4% 12/1/46 (b)	3,350	3,375
6.05% 3/1/34 (b)	5,895	6,779
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	495	509
TerraForm Global, Inc. 6.125% 3/1/26 (a)	3,110	3,242
The AES Corp.:
4% 3/15/21	3,920	3,966
4.5% 3/15/23	2,590	2,641
5.125% 9/1/27	1,500	1,584
Vertiv Group Corp. 9.25% 10/15/24 (a)	2,205	2,363
Vistra Operations Co. LLC:
5% 7/31/27 (a)	3,565	3,659
5.5% 9/1/26 (a)	2,545	2,647
5.625% 2/15/27 (a)	4,435	4,612
		76,675

TOTAL NONCONVERTIBLE BONDS		1,013,655

TOTAL CORPORATE BONDS
(Cost $1,003,959)		1,017,138
	Shares	Value (000s)

Common Stocks - 19.0%
Air Transportation - 0.8%
Air Canada (g)	362,900	12,156
Delta Air Lines, Inc.	47,900	2,670

TOTAL AIR TRANSPORTATION		14,826

Automotive & Auto Parts - 0.2%
Allison Transmission Holdings, Inc.	59,200	2,617
Motors Liquidation Co. GUC Trust (g)	39,832	341
UC Holdings, Inc. (c)(g)	29,835	544

TOTAL AUTOMOTIVE & AUTO PARTS		3,502

Banks & Thrifts - 0.5%
Bank of America Corp.	122,200	4,012
JPMorgan Chase & Co.	30,200	3,997
WMI Holdings Corp. (g)	1,504	19

TOTAL BANKS & THRIFTS		8,028

Broadcasting - 0.5%
Gray Television, Inc. (g)	133,870	2,715
Nexstar Broadcasting Group, Inc. Class A	53,000	6,421

TOTAL BROADCASTING		9,136

Cable/Satellite TV - 0.4%
Altice U.S.A., Inc. Class A (g)	252,200	6,900
Capital Goods - 0.7%
Fortive Corp.	38,600	2,892
Thermo Fisher Scientific, Inc.	18,400	5,763
Zebra Technologies Corp. Class A (g)	12,400	2,964

TOTAL CAPITAL GOODS		11,619

Chemicals - 0.1%
CF Industries Holdings, Inc.	34,700	1,398
Diversified Financial Services - 1.0%
American Express Co.	29,200	3,792
MasterCard, Inc. Class A	27,500	8,688
OneMain Holdings, Inc.	120,200	5,093

TOTAL DIVERSIFIED FINANCIAL SERVICES		17,573

Energy - 0.2%
Forbes Energy Services Ltd. (g)	65,062	10
MEG Energy Corp. (g)	376,900	1,925
Tidewater, Inc.:
warrants 11/14/42 (g)	36,326	619
warrants 11/14/42 (g)	12,651	216
Tribune Resources, Inc. (c)(g)	175,172	557
Tribune Resources, Inc. warrants 3/30/23 (c)(g)	49,910	25
Ultra Petroleum Corp. warrants 7/14/25 (g)	39,270	0

TOTAL ENERGY		3,352

Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (c)(g)	57,894	2,260
Tops Markets Corp. (c)(g)	4,395	1,545
Tops Markets Corp. (Escrow) (c)(g)(h)	4,395,000	0

TOTAL FOOD & DRUG RETAIL		3,805

Food/Beverage/Tobacco - 0.8%
Darling International, Inc. (g)	133,200	3,614
JBS SA	1,485,300	9,565

TOTAL FOOD/BEVERAGE/TOBACCO		13,179

Gaming - 1.7%
Boyd Gaming Corp.	177,200	5,289
Eldorado Resorts, Inc. (g)	183,800	10,988
Melco Crown Entertainment Ltd. sponsored ADR	6,886	139
MGM Mirage, Inc.	86,400	2,684
Penn National Gaming, Inc. (g)	343,900	10,259
Studio City International Holdings Ltd. ADR (g)	35,600	672

TOTAL GAMING		30,031

Healthcare - 2.3%
Bausch Health Cos., Inc. (Canada) (g)	61,500	1,687
Bristol-Myers Squibb Co.	43,000	2,707
Charles River Laboratories International, Inc. (g)	26,800	4,143
Cigna Corp.	22,900	4,406
HCA Holdings, Inc.	24,100	3,345
Humana, Inc.	13,300	4,472
IQVIA Holdings, Inc. (g)	22,900	3,555
Jazz Pharmaceuticals PLC (g)	22,547	3,232
Tenet Healthcare Corp. (g)	269,300	8,521
UnitedHealth Group, Inc.	15,700	4,277

TOTAL HEALTHCARE		40,345

Metals/Mining - 0.1%
First Quantum Minerals Ltd.	203,300	1,591
Warrior Metropolitan Coal, Inc.	692	13

TOTAL METALS/MINING		1,604

Services - 1.5%
Air Lease Corp. Class A	60,600	2,602
ASGN, Inc. (g)	25,300	1,713
CDK Global, Inc.	56,258	3,020
HD Supply Holdings, Inc. (g)	128,500	5,235
United Rentals, Inc. (g)	36,900	5,007
Visa, Inc. Class A	44,400	8,834

TOTAL SERVICES		26,411

Super Retail - 0.2%
Amazon.com, Inc. (g)	1,900	3,817
Arena Brands Holding Corp. Class B (c)(g)(h)	42,253	99

TOTAL SUPER RETAIL		3,916

Technology - 5.8%
Adobe, Inc. (g)	30,900	10,850
Advanced Micro Devices, Inc. (g)	66,500	3,126
Alphabet, Inc. Class A (g)	6,500	9,313
CDW Corp.	21,200	2,766
EPAM Systems, Inc. (g)	30,600	6,981
Facebook, Inc. Class A (g)	37,794	7,631
Fiserv, Inc. (g)	37,178	4,410
Global Payments, Inc.	49,100	9,597
GoDaddy, Inc. (g)	38,800	2,608
Lam Research Corp.	18,500	5,517
Microchip Technology, Inc.	72,900	7,106
Micron Technology, Inc. (g)	58,400	3,100
Microsoft Corp.	63,200	10,759
ON Semiconductor Corp. (g)	189,400	4,385
PayPal Holdings, Inc. (g)	33,400	3,804
Salesforce.com, Inc. (g)	11,500	2,097
SS&C Technologies Holdings, Inc.	49,100	3,094
VMware, Inc. Class A (g)	22,500	3,331

TOTAL TECHNOLOGY		100,475

Telecommunications - 0.9%
Crown Castle International Corp.	25,000	3,746
Palo Alto Networks, Inc. (g)	16,500	3,874
T-Mobile U.S., Inc. (g)	103,300	8,180

TOTAL TELECOMMUNICATIONS		15,800

Utilities - 1.1%
NRG Energy, Inc.	217,600	8,027
Vistra Energy Corp.	475,789	10,715

TOTAL UTILITIES		18,742

TOTAL COMMON STOCKS
(Cost $256,543)		330,642
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 6.8%
Aerospace - 0.3%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 1/20/27 (d)(e)(i)(j)	240	239
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 5/30/25 (d)(e)(j)	2,794	2,791
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 8/22/24 (d)(e)(j)	2,372	2,370

TOTAL AEROSPACE		5,400

Cable/Satellite TV - 0.3%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6763% 10/22/26 (d)(e)(j)	305	308
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9044% 8/19/23 (d)(e)(j)	5,573	5,511

TOTAL CABLE/SATELLITE TV		5,819

Chemicals - 0.4%
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4446% 3/1/26 (d)(e)(j)	6,367	6,367
Energy - 3.0%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.1578% 3/30/23 (d)(e)(j)	268	243
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3953% 11/3/25 (d)(e)(j)	940	853
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.025% 12/31/21 (d)(e)(j)	14,365	9,954
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4% 12/31/22 (d)(e)(j)	17,485	15,775
Chesapeake Energy Corp. term loan 1 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (d)(e)(j)	6,120	6,143
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6453% 8/1/23 (d)(e)(j)	219	224
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 3/28/24 (d)(e)(j)	4,089	4,089
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.9605% 3/23/26 (d)(e)(j)	810	790
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (d)(e)(j)	6,520	6,297
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (c)(d)(j)	651	656
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6453% 3/1/24 (d)(e)(j)	5,790	2,299
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (d)(e)(j)	342	342
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 2.8571% 5/11/20 (c)(d)(e)(j)(k)	3,073	3,073
term loan 7.25% 5/11/20 (c)(d)(j)	721	721

TOTAL ENERGY		51,459

Food & Drug Retail - 0.3%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.8785% 5/31/24 (d)(e)(j)	3,646	3,349
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.5% 11/19/23 (d)(e)(j)	1,768	1,776

TOTAL FOOD & DRUG RETAIL		5,125

Healthcare - 0.6%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6453% 6/13/26 (d)(e)(j)	9,776	9,682
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9196% 5/9/25 (d)(e)(j)	1,677	1,675
Services - 1.3%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (d)(e)(j)	9,349	9,240
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 8/22/25 (d)(e)(j)	2,615	2,616
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 2/21/25 (d)(e)(j)	783	786
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/23/27 (d)(e)(i)(j)	310	310
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1875% 11/25/26 (d)(e)(j)	1,155	1,162
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0926% 11/14/22 (d)(e)(j)	9,358	9,330

TOTAL SERVICES		23,444

Technology - 0.2%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8953% 10/31/26 (d)(e)(j)	165	166
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/28/26 (d)(e)(j)	85	85
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9091% 11/1/23 (d)(e)(j)	2,089	2,095
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4078% 10/11/26 (d)(e)(j)	703	691
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4078% 10/11/25 (d)(e)(j)	332	331

TOTAL TECHNOLOGY		3,368

Telecommunications - 0.3%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4% 5/31/25 (d)(e)(j)	1,309	1,100
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.3638% 1/31/26 (d)(e)(j)	4,736	4,712

TOTAL TELECOMMUNICATIONS		5,812

Utilities - 0.0%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 7/24/26 (d)(e)(j)	340	342
TOTAL BANK LOAN OBLIGATIONS
(Cost $125,044)		118,493

Preferred Securities - 7.4%
Banks & Thrifts - 6.5%
Bank of America Corp.:
5.125% (d)(l)	12,000	12,707
5.875% (d)(l)	14,280	15,976
6.1% (d)(l)	2,590	2,903
Citigroup, Inc.:
4.7% (d)(l)	2,135	2,174
5% (d)(l)	13,000	13,616
5.35% (d)(l)	12,655	13,224
6.3% (d)(l)	4,585	4,978
Goldman Sachs Group, Inc.:
4.4% (d)(l)	1,120	1,121
4.95% (d)(l)	1,880	1,965
5.3% (d)(l)	15,000	16,313
JPMorgan Chase & Co.:
4.6% (d)(l)	3,265	3,333
5% (d)(l)	24,800	25,941

TOTAL BANKS & THRIFTS		114,251

Diversified Financial Services - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (d)	4,820	5,157
Energy - 0.6%
Energy Transfer Partners LP 7.125% (d)	10,000	10,225
TOTAL PREFERRED SECURITIES
(Cost $124,220)		129,633
	Shares	Value (000s)

Money Market Funds - 8.9%
Fidelity Cash Central Fund 1.58% (m)
(Cost $154,379)	154,348,521	154,379
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,664,145)		1,750,285
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,953)
NET ASSETS - 100%		$1,743,332

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $685,309,000 or 39.3% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,000 or 0.0% of net assets.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,195 and $2,195, respectively.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Tops Markets Corp. (Escrow)	11/16/18	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$599
Fidelity Securities Lending Cash Central Fund	0
Total	$599

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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